BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 1,034,163
Prepaid expenses	149,727
Total Current Assets	1,183,890
Cash and cash equivalents held in Trust Account	115,002,152
Total Assets	116,186,042
Current liabilities
Accounts payable and accrued expenses	146,558
Total Current Liabilities	146,558
Warrant liability	4,525,250
Deferred underwriting fee payable	4,025,000
Total Liabilities	8,696,808
Commitments and Contingencies
Class A common stock subject to possible redemption, 10,248,923 shares at $10.00 per share	102,489,230
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock	166
Additional paid-in capital	8,585,940
Accumulated deficit	(3,586,390)
Total Stockholders' Equity	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	116,186,042
Common Class A
Stockholders' Equity
Common stock	166
Class B common stock
Stockholders' Equity
Common stock	$ 288